Cover	Feb. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2023
Entity File Number	333-208814
Entity Registrant Name	COMMUNITY REDEVELOPMENT INC.
Entity Central Index Key	0001084551
Entity Tax Identification Number	85-2629422
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	1910 Towne Centre Blvd #250
Entity Address, City or Town	Annapolis
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21401
City Area Code	(410)
Local Phone Number	224-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false